Commitments and contingencies - Lease commitments (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)
Commitments and contingencies
Number of Operating Lease Agreements | item	1
General and administrative expenses
Commitments and contingencies
Operating lease expense | $	$ 530,591	$ 123,134